Schedule of investments
Delaware Tax-Free Minnesota Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.22%
Corporate Revenue Bonds — 1.89%
Cottonwood Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,000,000	$ 798,900
Minnesota Municipal Gas Agency Revenue
(Subordinate) Subseries A 4.00% 12/1/52	2,000,000	2,095,820
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	7,250,000	7,252,248
		10,146,968
Education Revenue Bonds — 20.97%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	806,232
Series A 4.25% 7/1/47	1,550,000	1,417,940
Series A 4.375% 7/1/52	400,000	367,708
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,270,758
Series A 5.00% 3/1/39	385,000	384,103
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	253,488
Series A 5.00% 7/1/45	1,390,000	1,401,120
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,062,060
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	710,325
Series A 5.00% 11/1/48	2,800,000	2,795,800
Duluth Independent School District No. 709 Certificates of Participation
Series B 5.00% 2/1/28	350,000	394,597
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.25% 8/1/43	400,000	414,700
Series A 5.375% 8/1/50	1,690,000	1,757,549
Series A 5.50% 8/1/36	580,000	592,778
Series A 5.75% 8/1/44	1,190,000	1,216,620
NQ-301 [5/22] 7/22 (2272150)    1

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	$ 791,469
Series A 5.00% 7/1/47	2,290,000	2,335,571
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	587,169
Series A 5.00% 7/1/44	1,770,000	1,777,204
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	915,621
Series A 5.00% 7/1/47	2,300,000	2,322,701
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	480,175
5.50% 8/1/49	2,260,000	2,309,223
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,564,249
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/37	1,250,000	1,286,788
5.00% 5/1/47	250,000	254,450
(Carleton College)
4.00% 3/1/35	1,000,000	1,039,110
4.00% 3/1/36	415,000	429,973
5.00% 3/1/44	2,110,000	2,302,453

(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,010,670
(College of St. Scholastica)
4.00% 12/1/29	280,000	291,284
4.00% 12/1/30	290,000	299,732
4.00% 12/1/33	500,000	512,170
4.00% 12/1/34	500,000	511,005
4.00% 12/1/40	1,200,000	1,216,260

(Gustavus Adolphus College) 5.00% 10/1/47	5,600,000	5,897,920
(St. Catherine University)
Series A 4.00% 10/1/36	925,000	941,280
Series A 5.00% 10/1/35	875,000	953,715
Series A 5.00% 10/1/45	2,120,000	2,276,053
2    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. John's University)
Series 8-I 5.00% 10/1/32	500,000	$ 529,990
Series 8-I 5.00% 10/1/33	250,000	264,738
(St. Olaf College)
3.00% 10/1/41	1,585,000	1,424,313
4.00% 10/1/46	1,625,000	1,656,005
4.00% 10/1/50	565,000	574,944
Series 8-G 5.00% 12/1/31	745,000	799,780
Series 8-G 5.00% 12/1/32	670,000	718,575
Series 8-N 4.00% 10/1/35	500,000	511,010
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	983,841
Series B 5.00% 10/1/38	1,000,000	1,028,810
Series B 5.00% 10/1/39	170,000	174,726
Series B 5.00% 10/1/40	625,000	641,819
Series B 5.00% 10/1/47	1,060,000	1,081,232
(University of St. Thomas)
4.00% 10/1/36	1,450,000	1,466,950
4.00% 10/1/37	750,000	758,153
4.00% 10/1/44	1,255,000	1,248,160
5.00% 10/1/40	2,395,000	2,613,975
Series 8-L 5.00% 4/1/35	1,250,000	1,339,387
Series A 4.00% 10/1/34	400,000	405,776
Series A 4.00% 10/1/36	500,000	504,405
Series A 5.00% 10/1/35	1,720,000	1,915,839
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 2.65% 11/1/38 (AMT)	805,000	717,963
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	521,492
Series A 5.00% 9/1/44	1,165,000	1,146,465
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	669,288
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,851,757
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	300,000	306,039
NQ-301 [5/22] 7/22 (2272150)    3

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Great River School Project)
Series A 144A 5.50% 7/1/52 #	735,000	$ 757,586
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	250,000	254,545
Series A 5.75% 9/1/46	1,000,000	1,051,700
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	500,000	471,870
Series A 4.125% 9/1/47	1,750,000	1,568,647

(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,474,402
University of Minnesota
Series A 5.00% 4/1/34	3,040,000	3,294,114
Series A 5.00% 9/1/34	2,875,000	3,190,962
Series A 5.00% 4/1/35	3,175,000	3,436,779
Series A 5.00% 4/1/36	2,650,000	2,866,505
Series A 5.00% 4/1/37	1,125,000	1,216,057
Series A 5.00% 11/1/39	5,880,000	6,796,751
Series A 5.00% 9/1/40	1,560,000	1,721,476
Series A 5.00% 9/1/41	1,750,000	1,929,287
Series A 5.00% 4/1/44	3,000,000	3,350,880
		112,389,016
Electric Revenue Bonds — 8.92%
Central Minnesota Municipal Power Agency
(Southeast Twin Cities Transmission Project) 4.00% 1/1/42 (AGM)	340,000	347,164
Chaska Electric Revenue
(Generating Facilities)
Series A 5.00% 10/1/28	350,000	381,535
Series A 5.00% 10/1/30	1,150,000	1,251,304
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,034,480
5.00% 10/1/29	395,000	422,445
5.00% 10/1/30	500,000	534,740
5.00% 10/1/33	1,205,000	1,286,723
5.00% 10/1/47	2,000,000	2,185,980
Series A 5.00% 10/1/30	1,060,000	1,133,649
Series A 5.00% 10/1/34	750,000	800,332
Series A 5.00% 10/1/35	1,525,000	1,626,626
4    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$ 592,682
5.00% 1/1/28	350,000	383,386
5.00% 1/1/28	210,000	233,178
5.00% 1/1/29	585,000	639,534
5.00% 1/1/29	220,000	243,309
5.00% 1/1/30	520,000	568,287
5.00% 1/1/31	200,000	220,034
5.00% 1/1/32	210,000	230,822
5.00% 1/1/35	160,000	175,222
5.00% 1/1/36	180,000	197,059
5.00% 1/1/41	400,000	436,292
Series A 5.00% 1/1/25	125,000	127,466
Series A 5.00% 1/1/26	425,000	433,385
Series A 5.00% 1/1/31	520,000	529,802
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	430,000	399,900
Series AAA 5.25% 7/1/25 ‡	250,000	233,750
Series CCC 5.25% 7/1/27 ‡	1,875,000	1,753,125
Series WW 5.00% 7/1/28 ‡	1,775,000	1,650,750
Series WW 5.25% 7/1/33 ‡	1,250,000	1,168,750
Series XX 4.75% 7/1/26 ‡	260,000	240,825
Series XX 5.25% 7/1/40 ‡	750,000	701,250
Series XX 5.75% 7/1/36 ‡	925,000	871,812
Series ZZ 4.75% 7/1/27 ‡	210,000	194,513
Series ZZ 5.25% 7/1/24 ‡	350,000	327,250
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,541,252
Series A 5.00% 12/1/47	2,265,000	2,484,252
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	1,310,000	1,422,712
Series A 5.00% 1/1/42	1,500,000	1,666,200
Series A 5.00% 1/1/46	2,000,000	2,162,080
Series A 5.00% 1/1/47	3,130,000	3,458,838
Southern Minnesota Municipal Power Agency Revenue Capital Appreciation
Series A 4.965% 1/1/25 (NATL) ^	5,000,000	4,697,400
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,301,702
Series A 4.00% 10/1/31	885,000	929,339
NQ-301 [5/22] 7/22 (2272150)    5

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/33	365,000	$ 378,629
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/26	1,000,000	1,020,080
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	2,875,000	3,216,377
		47,836,222
Healthcare Revenue Bonds — 24.07%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,049,367
5.375% 11/1/34	320,000	323,405
Apple Valley Senior Housing Revenue
(PHS Apple Valley Senior Housing, Inc. - Orchard Path Project)
5.00% 9/1/43	465,000	469,538
5.00% 9/1/58	3,220,000	3,229,306
(PHS Apple Valley Senior Housing, Inc.- Orchard Path Phase II Project)
4.00% 9/1/51	500,000	422,200
4.00% 9/1/61	500,000	408,510
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,640,000	1,055,438
2nd Tier Series B 5.25% 1/1/37	480,000	361,786
4th Tier Series D 7.00% 1/1/37	1,585,000	1,145,606
4th Tier Series D 7.25% 1/1/52	2,580,000	1,726,098
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	2,350,000	2,171,659
Bethel Senior Housing Revenue
(The Lodge at The Lakes at Stillwater Project)
5.00% 6/1/38	450,000	425,344
5.00% 6/1/48	1,000,000	889,580
5.00% 6/1/53	2,450,000	2,144,142
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
4.00% 11/1/34	500,000	503,820
4.00% 11/1/41	1,800,000	1,757,142
6    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	$ 523,935
Chatfield Healthcare and Housing Facilities Revenue
(Chosen Valley Care Center Project) 5.00% 9/1/44	500,000	456,135
Crookston Health Care Facilities Revenue
(Riverview Health Project)
5.00% 5/1/38	100,000	99,561
5.00% 5/1/44	1,500,000	1,468,620
5.00% 5/1/51	1,585,000	1,520,300
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	280,272
Series A 144A 5.00% 8/1/46 #	2,380,000	2,381,309
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	718,189
Series A 5.00% 4/1/40	705,000	687,890
Series A 5.00% 4/1/48	315,000	296,698
Duluth Economic Development Authority
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	2,000,000	2,019,980
Series A 5.00% 2/15/48	2,850,000	3,007,890
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 3.00% 6/15/44	850,000	683,332
Series A 4.00% 6/15/34	215,000	217,075
Series A 4.00% 6/15/36	590,000	592,696
Series A 4.00% 6/15/37	380,000	381,311
Series A 4.00% 6/15/38	150,000	150,191
Series A 4.00% 6/15/39	150,000	149,847
Unrefunded Balance 6.00% 6/15/39 §	3,490,000	3,495,898
(St. Luke'S Hospital Of Duluth Obligated Group)
Series A 4.00% 6/15/36	400,000	401,992
Series B 5.25% 6/15/52	500,000	534,305
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	500,640
4.00% 4/1/25	660,000	660,383
4.00% 4/1/31	60,000	60,002
NQ-301 [5/22] 7/22 (2272150)    7

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	$ 612,308
5.75% 2/1/44	500,000	460,490

(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44	400,000	333,364
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	2,001,900
5.00% 5/1/27	1,400,000	1,534,610
5.00% 5/1/29	1,000,000	1,080,390
5.00% 5/1/30	850,000	915,637
5.00% 5/1/31	500,000	536,140
5.00% 5/1/32	500,000	532,970
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,048,650
5.00% 9/1/32	1,000,000	1,044,460
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	3,500,000	3,282,440
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	2,000,000	2,018,720
(Fairview Health Services)
Series A 4.00% 11/15/48	5,600,000	5,513,760
Series A 5.00% 11/15/33	500,000	524,600
Series A 5.00% 11/15/34	500,000	523,345
Series A 5.00% 11/15/35	1,000,000	1,077,010
Series A 5.00% 11/15/44	1,000,000	1,036,600
Series A 5.00% 11/15/49	3,475,000	3,681,311
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	502,190
5.25% 11/1/45	1,950,000	1,959,399
5.375% 11/1/50	455,000	457,170
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,707,682
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,067,433
8    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,000,000	$ 3,104,190
5.00% 11/15/57	6,250,000	7,066,562
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,281,459
Series A 5.30% 9/1/37	1,200,000	1,197,408
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,221,656
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	922,732
5.00% 9/1/24	575,000	607,671
5.00% 9/1/25	750,000	789,270
5.00% 9/1/26	575,000	603,066
5.00% 9/1/27	405,000	423,172
5.00% 9/1/28	425,000	442,166
5.00% 9/1/29	425,000	441,065
5.00% 9/1/34	730,000	751,885
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	5,315,000	5,221,668
5.00% 5/1/48	4,090,000	4,358,713
Series A 4.00% 5/1/37	965,000	972,701
Series A 5.00% 5/1/46	3,715,000	3,864,492
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	2,450,000	2,467,738
Series A 5.00% 11/15/47	1,560,000	1,641,635
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/29	2,200,000	2,323,266
Series A 5.00% 7/1/32	3,000,000	3,136,350
Series A 5.00% 7/1/33	1,260,000	1,316,070
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,075,665
NQ-301 [5/22] 7/22 (2272150)    9

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	$ 496,295
Series A 5.375% 5/1/43	500,000	468,665
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/36	500,000	461,010
4.00% 8/1/44	800,000	717,248
5.00% 8/1/49	1,000,000	1,010,780
5.00% 8/1/54	875,000	881,142
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	222,868
4.75% 11/1/52	750,000	663,307
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	2,105,000	2,009,033
		128,984,919
Housing Revenue Bonds — 0.51%
Minnesota Housing Finance Agency
Series I 2.00% 7/1/40	635,000	510,362
Series I 2.20% 1/1/51	1,200,000	911,664
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,335,174
		2,757,200
Lease Revenue Bonds — 2.27%
Minnesota General Fund Revenue
(Appropriations)
Series A 5.00% 6/1/38	1,250,000	1,288,125
Series A 5.00% 6/1/43	3,835,000	3,948,478
Series B 5.00% 3/1/28	2,500,000	2,521,100
Series B 5.00% 3/1/29	1,000,000	1,008,440
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	1,657,851
10    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation–Housing Infrastructure)
Series C 5.00% 8/1/35	1,645,000	$ 1,741,874
		12,165,868
Local General Obligation Bonds — 13.65%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	750,000	702,593
Series A 4.00% 2/1/32	300,000	321,696
Blooming Prairie Independent School District No. 756
(School Building) Series A 3.00% 2/1/33	200,000	202,598
Brainerd Independent School District No. 181
(School Building)
Series A 4.00% 2/1/38	1,500,000	1,553,340
Series A 4.00% 2/1/43	3,500,000	3,544,310
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	962,651
Series A 4.00% 2/1/29	1,800,000	1,880,928
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,106,701
City of Marshall
Series B 4.00% 4/1/28	275,000	299,791
Duluth
(DECC Improvement)
Series A 5.00% 2/1/30	630,000	694,121
Series A 5.00% 2/1/32	1,000,000	1,101,040
Series A 5.00% 2/1/33	3,585,000	3,944,576
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	169,499
Series A 4.00% 2/1/28	1,250,000	1,321,163
Hennepin County
Series A 5.00% 12/1/26	2,635,000	2,963,743
Series A 5.00% 12/1/36	940,000	1,046,164
Series A 5.00% 12/1/37	2,850,000	3,200,151
Series A 5.00% 12/1/37	2,645,000	2,944,917
Series A 5.00% 12/1/38	3,310,000	3,710,344
NQ-301 [5/22] 7/22 (2272150)    11

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County
Series B 5.00% 12/1/30	1,000,000	$ 1,117,920
Series C 5.00% 12/1/28	1,500,000	1,737,315
Series C 5.00% 12/1/30	1,245,000	1,391,810
Series C 5.00% 12/1/37	3,000,000	3,340,170
Lakeville Independent School District No. 194
Series B 4.00% 2/1/28	1,000,000	1,083,810
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/30	445,000	480,137
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	450,000	472,185
Series A 4.00% 2/1/37	600,000	624,996
Series A 4.00% 2/1/38	625,000	648,194
Series A 5.00% 2/1/33	1,420,000	1,747,438
Series B 4.00% 2/1/36	945,000	991,588
Series B 4.00% 2/1/37	1,255,000	1,307,283
Series B 4.00% 2/1/38	1,305,000	1,353,429
Series D 5.00% 2/1/33	1,710,000	2,029,360
Series D 5.00% 2/1/34	1,900,000	2,253,039

(School Building) Series B 4.00% 2/1/37	1,000,000	1,047,170
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	3,102,960
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,398,884
St Paul Independent School District No. 625
(School Building) Series D 4.00% 2/1/32	200,000	212,422
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,069,441
Virginia, Minnesota Sales Tax Revenue
(General Obligation Sales Tax) Series A 4.00% 2/1/35 (AGM)	500,000	527,050
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,189,070
12    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	10,645,000	$ 9,379,735
		73,175,732
Pre-Refunded/Escrowed to Maturity Bonds — 3.00%
Duluth Economic Development Authority
(St. Luke’s Hospital of Duluth Obligated Group) 5.75% 6/15/32-22 §	250,000	250,403
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23-22 §	350,000	354,291
Series 7-Q 5.00% 10/1/24-22 §	475,000	480,823
Series 7-Q 5.00% 10/1/27-22 §	200,000	202,452
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	2,355,000	2,369,907
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27-23 §	295,000	309,272
Series B 5.00% 12/1/28-23 §	275,000	288,304
Series B 5.00% 12/1/31-23 §	1,365,000	1,431,039
Series B 5.00% 12/1/33-23 §	300,000	314,514
Rochester Health Care Facilities Revenue
(Olmsted Medical Center Project)
5.00% 7/1/24-23 §	295,000	305,293
5.00% 7/1/33-23 §	650,000	672,678
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	910,000	991,909
Series A 5.00% 11/15/30-25 §	670,000	730,307
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/34-24 §	4,000,000	4,202,320
Series A 5.00% 1/1/46-24 §	3,000,000	3,151,740
		16,055,252
Special Tax Revenue Bonds — 4.29%
Commonwealth of Puerto Rico
(Subordinate) 2.281% 11/1/51	3,652,577	1,684,751
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	253,873
NQ-301 [5/22] 7/22 (2272150)    13

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.069% 7/1/46 ^	19,310,000	$ 5,875,454
Series A-1 4.75% 7/1/53	10,200,000	10,262,220
Series A-1 5.00% 7/1/58	1,500,000	1,528,815
Series A-1 5.216% 7/1/51 ^	5,052,000	1,116,239
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	698,433
Series G 5.00% 11/1/31	1,500,000	1,599,090
		23,018,875
State General Obligation Bonds — 10.19%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/33	248,337	243,532
Series A-1 4.00% 7/1/35	223,221	215,915
Series A-1 4.00% 7/1/37	191,584	185,310
Series A-1 4.00% 7/1/41	260,480	247,435
Series A-1 4.00% 7/1/46	270,896	253,442

(Subordinate) 2.807% 11/1/43	1,233,734	639,999
Minnesota State
Series A 5.00% 8/1/30	1,250,000	1,433,638
Series A 5.00% 8/1/35	2,975,000	3,381,950

(State Trunk Highway) Series E 5.00% 10/1/26	4,875,000	5,468,141
(Various Purposes)
Series A 4.00% 9/1/39	670,000	717,121
Series A 4.00% 9/1/40	1,410,000	1,504,202
Series A 5.00% 8/1/27	7,590,000	8,299,134
Series A 5.00% 8/1/29	2,500,000	2,721,525
Series A 5.00% 8/1/30	4,200,000	4,473,084
Series A 5.00% 8/1/32	3,875,000	4,124,395
Series A 5.00% 8/1/33	2,075,000	2,364,981
Series A 5.00% 10/1/33	3,000,000	3,365,460
Series A 5.00% 8/1/35	500,000	578,505
Series A 5.00% 8/1/38	3,450,000	3,909,609
Series A Unrefunded Balance 4.00% 8/1/27	955,000	959,116
Series D 5.00% 8/1/26	6,000,000	6,705,840
Series D 5.00% 8/1/27	2,525,000	2,825,248
		54,617,582
14    NQ-301 [5/22] 7/22 (2272150)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 4.79%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Senior)
Series A 5.00% 1/1/32	1,245,000	$ 1,347,214
Series C 5.00% 1/1/29	410,000	446,765
Series C 5.00% 1/1/33	850,000	918,535
Series C 5.00% 1/1/36	600,000	646,416
Series C 5.00% 1/1/41	600,000	643,248
Series C 5.00% 1/1/46	1,595,000	1,700,206
(Subordinate)
Series A 5.00% 1/1/35	1,000,000	1,025,890
Series A 5.00% 1/1/44	3,000,000	3,264,870
Series B 5.00% 1/1/44 (AMT)	9,195,000	9,822,835
Series B 5.00% 1/1/49 (AMT)	5,500,000	5,843,585
		25,659,564
Water & Sewer Revenue Bonds — 2.67%
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis-St. Paul Metropolitan Area)
Series B 4.00% 9/1/27	2,400,000	2,416,104
Series B 5.00% 9/1/25	2,000,000	2,018,340
Series C 4.00% 3/1/31	3,120,000	3,336,684
Series C 4.00% 3/1/32	3,225,000	3,444,622
Series E 5.00% 9/1/23	2,000,000	2,018,340
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,000,000	1,070,220
		14,304,310
Total Municipal Bonds (cost $531,560,779)		521,111,508

Short-Term Investments — 1.80%
Variable Rate Demand Notes — 1.80%¤
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.58% 11/15/48 (LOC – Wells Fargo Bank N.A.)	1,595,000	1,595,000
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-1 0.60% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
NQ-301 [5/22] 7/22 (2272150)    15

Schedule of investments
Delaware Tax-Free Minnesota Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.62% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	2,550,000	$ 2,550,000
Total Short-Term Investments (cost $9,645,000)		9,645,000
Total Value of Securities—99.02% (cost $541,205,779)		530,756,508

Receivables and Other Assets Net of Liabilities—0.98%		5,225,979
Net Assets Applicable to 46,091,835 Shares Outstanding—100.00%		$535,982,487
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $14,146,261, which represents 2.64% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
16    NQ-301 [5/22] 7/22 (2272150)